NON-CONTROLLING INTEREST - Non-controlling interests (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of noncontrolling interest [line items]
Assets	$ 295,591,236	$ 366,903,925
Liabilities	264,769,577	327,432,278
Total Income	37,274,770	39,064,493	$ 38,468,156
Net Income	4,869,133	5,668,502	4,631,616
OCI - Controlling	1,706,258	6,121,261	4,402,305
Cash flow from operating activities	(222,124)	5,901,630	$ 10,020,718
Corporacion Financiera Colombiana S.A.
Disclosure of noncontrolling interest [line items]
Assets	54,030,318	46,988,876
Liabilities	39,158,937	33,716,537
Total Income	13,466,165	11,537,283
Net Income	2,301,398	1,849,023
OCI - Controlling	355,507	780,417
Cash flow from operating activities	1,607,158	2,508,786
Banco de Bogota S.A.
Disclosure of noncontrolling interest [line items]
Assets	137,873,838	232,334,894
Liabilities	122,063,279	206,995,928
Total Income	12,767,867	22,354,860
Net Income	2,806,268	4,549,032
OCI - Controlling	(586,923)	2,036,654
Cash flow from operating activities	(3,276,271)	(1,170,862)
Banco de Occidente S.A.
Disclosure of noncontrolling interest [line items]
Assets	60,004,409	51,663,460
Liabilities	54,788,335	46,474,881
Total Income	5,799,384	3,921,938
Net Income	456,343	585,905
OCI - Controlling	(311,542)	(37,375)
Cash flow from operating activities	(1,676,363)	2,482,879
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of noncontrolling interest [line items]
Assets	3,522,732	4,133,467
Liabilities	1,056,580	1,462,473
Total Income	972,508	1,477,232
Net Income	155,194	580,202
OCI - Controlling	(60,646)	(1,237)
Cash flow from operating activities	33,365	404,241
Banco Comercial AV Villas S.A.
Disclosure of noncontrolling interest [line items]
Assets	19,648,282	17,563,247
Liabilities	17,801,302	15,651,553
Total Income	2,062,719	1,633,004
Net Income	103,774	192,248
OCI - Controlling	(102,613)	(21,771)
Cash flow from operating activities	274,563	303,074
Banco Popular S.A.
Disclosure of noncontrolling interest [line items]
Assets	32,667,378	29,910,656
Liabilities	29,449,526	26,541,256
Total Income	3,406,454	2,619,626
Net Income	79,994	314,577
OCI - Controlling	(80,101)	6,443
Cash flow from operating activities	$ (51,186)	$ 485,518